Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Awards, Options
1.	Options

	Year ended December 31, 2017
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	776,579	12.83
Changes during the year:
Granted	8,024	32.87
Exercised	(294,725)	11.98
Forfeited or expired	(13,749)	14.35

Outstanding at end of year	476,129	13.65	3.08	17,421

Exercisable at end of year	370,538	12.33	2.74	14,046

Equity Awards, RSUs
3.	RSUs

	Year ended December 31, 2017
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	883,759	22.58
Changes during the year:
Awarded	366,266	45.60
Vested	(252,675)	18.47
Forfeited	(54,259)	21.66

Outstanding at end of year	943,091	32.69

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2017
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	31,551	12.72
Changes during the year:
Exercised	(18,989)	11.93
Forfeited or expired	(1,200)	10.75

Outstanding at end of year	11,362	14.23	3.45	410

Exercisable at end of year	7,229	12.86	3.09	271

Equity Awards, RSUs
2.	RSUs

	Year ended December 31, 2017
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	16,682	22.03
Changes during the year:
Awarded	1,250	52.69
Vested	(5,598)	16.94

Outstanding at end of year	12,334	27.39